Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information required by Item 402(v) of Regulation S-K, and sets forth information about the relationship between executive compensation actually paid and certain financial performance of the Company. Compensation Actually Paid (CAP) in the table below does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, CAP is calculated as summary compensation table total compensation adjusted to include the fair market value of equity awards as of December 31, 2024 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards (if any). For purposes of the disclosure below, no pension valuation adjustments were required and no dividends or interest were accrued.

The Board of Directors and the Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:(4) Total Shareholder Return	Net Loss ($ Thousands)(5)
2024	$889,385	$1,316,224	$634,919	$781,519	$52.19	$(25,784)
2023	$966,419	$479,049	$459,701	$380,911	$32.02	$(32,356)
2022	$2,079,349	$1,607,532	$995,297	$867,377	$71.77	$(963)

(1)

Ryan L. Smith was our CEO (our Principal Executive Officer (PEO)) for each of the years presented. The amount reported for each year are the amounts of total compensation reported for Mr. Smith in the “Total” column of the “Summary Compensation Table”, above.

(2)

During 2024, our only non-CEO Named Executive Officer (NEO) consisted of Mark L. Zajac, our Chief Financial Officer. During 2023, our two non-CEO Named Executive Officers (NEO) consisted of Mark Zajac, our Chief Financial Officer and Donald A. Kessel, our former Chief Operating Officer. During 2022, our only non-CEO Named Executive Officer (NEO) consisted of Donald A. Kessel.

(3)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable persons during 2024, 2023 and 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments set forth below were made to Mr. Smith’s total compensation and to the total compensation of the other non-PEO NEO, for 2024, 2023 and 2022, to determine the compensation actually paid. No pension plan payments were made to the PEO or the non-PEO NEO during 2024, 2023 or 2022.

(4)

Assumes $100 invested in our common shares on December 31, 2021, and calculated based on the difference between the share price of our Common Stock at the end and the beginning of the measurement period, and reinvestment of all dividends.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 889,385	$ 966,419	$ 2,079,349
PEO Actually Paid Compensation Amount	$ 1,316,224	479,049	1,607,532
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation Actually Paid ($) for PEO	2024	2023	2022
Reported Summary Compensation Table (SCT) total for PEO	889,385	966,419	2,079,349
Deduction for amounts reported under the “Stock Awards” column in the SCT	(285,600)	(375,000)	(1,480,000)
Increase for fair value of awards granted during the year that remain unvested as of year end	554,200	163,043	690,000
Increase for fair value of awards granted and vested during the year	-	-	370,000
Deduction for decrease in fair value from prior year end to current year end of awards granted prior to the year that were outstanding and unvested as of year end	147,228	(325,000)	(72,750)
Deduction for decrease in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	11,011	31,000	(4,380)
Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	-	18,587	25,313
Total adjustments	426,839	(487,370)	(471,817)
Compensation actually paid to PEO	1,316,224	479,049	1,607,532

Non-PEO NEO Average Total Compensation Amount	$ 634,919	459,701	995,297
Non-PEO NEO Average Compensation Actually Paid Amount	$ 781,519	380,911	867,377
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Average Compensation Actually Paid ($) for Non-PEO NEOs	2024	2023	2022
Reported Average SCT Total for Non-PEO NEOs	634,919	459,701	995,297
Deduction for amounts reported under the “Stock Awards” column in the SCT	(181,800)	(188,000)	(571,650)
Increase for fair value of awards granted during the year that remain unvested as of year end	293,400	50,000	220,800
Increase for fair value of awards granted and vested during the year	-	76,000	216,450
Increase/(deduction) for change in fair value from prior year end to current year end of awards granted prior to the year that they were outstanding and unvested as of year end	31,500	-	-
Increase/(deduction) for change in fair value from prior year end to vesting date of awards granted prior to the year that vested during the year	3,500	(20,480)	-
Increase for value of dividends paid (accrued) on equity awards not otherwise reflected in fair value of awards	-	3,690	6,480
Total adjustments	146,600	(78,790)	(127,920)
Compensation actually paid to Non-PEO NEOs	781,519	380,911	867,377

For each covered fiscal year, there were no equity awards that failed to meet vesting conditions in the year; there were no Option Awards; and there were no pension benefits. Additionally, the methodology for the valuation assumptions used to calculate the fair value of the equity awards is the same as that used to determine the aggregate grant date fair values disclosed in the “Summary Compensation Table”, though with adjustments for the applicable time period. We do not view these adjustments as material differences in the assumptions. As disclosed in the “Summary Compensation Table”, the assumptions used to calculate the aggregate grant date fair values reflected in that table are included in footnotes to our consolidated financial statements in our annual reports on Form 10-K for the years ended December 31, 2024, 2023 and 2022.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Performance

Our executive compensation program seeks to align executive officers’ long-term interests with those of our stockholders to incentivize a long-term increase in stockholder value, and therefore does not specifically align the Company’s performance measures with CAP (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance table above, for each of the three years ended December 31, 2024. The following graphs address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and (1) the Company’s cumulative Total Stockholder Return (TSR) and (2) net loss. U.S. Energy believes TSR and net loss are somewhat correlated, as measured by each metrics performance over the prior three years, and in line with the compensation actually paid to the Company's PEO and NEOs over the same period, as shown in the tables below. However, we do not believe that the reported net loss is reflective of our financial performance over the period and the Company does not use net income to determine compensation or income incentive plan payouts.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 52.19	32.02	71.77
Net Income (Loss)	(25,784,000)	(32,356,000)	(963,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	426,839	(487,370)	(471,817)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(285,600)	(375,000)	(1,480,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	554,200	163,043	690,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,228	(325,000)	(72,750)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	370,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,011	31,000	(4,380)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	18,587	25,313
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,600	(78,790)	(127,920)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,800)	(188,000)	(571,650)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,400	50,000	220,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,500	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	76,000	216,450
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,500	(20,480)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 3,690	$ 6,480